Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)
Following table provides the components of other comprehensive income, reclassifications to net income and the related tax effect for the year ended December 31, 2019 and 2018:

Year ended December 31,	2019	2018
	(Dollars in thousands)
Investment securities:
Net unrealized gains (losses) arising during the period	$918	$(624)
Tax effect related to the unrealized loss during the periods	(227)	148
Reclassification of prior tax effects	—	(27)
Change in other comprehensive income	$691	$(503)

Computation of Earnings Per Common Share
Earnings per common share have been computed based on the following for 2019 and 2018:

	2019	2018
	(Dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$29,817	$24,378
Basic weighted-average common shares outstanding	11,838,096	10,592,414
Basic earnings per common share	$2.52	$2.30
Diluted earnings per common share
Net income available to common shareholders	$29,817	$24,378
Dividend on Preferred Series B	24	446
Net income attributable to diluted common shares	$29,841	$24,824
Basic weighted-average common shares outstanding	11,838,096	10,592,414
Dilutive potential common shares	172,986	1,410,065
Total diluted weighted-average common shares outstanding	12,011,082	12,002,479
Diluted earnings per common share	$2.48	$2.07